Description of the Business and Basis of Presentation (Details)	Jun. 30, 2021	Dec. 31, 2020	Dec. 16, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Recapitalization exchange ratio	0.7471%	0.7471%	0.7471%